Components of Long-Term Debt and Lines of Credit (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 12, 2012	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 17, 2014
Debt Instrument [Line Items]
Average interest rate			1.70%	2.20%	1.90%
Capital Leases and Other Obligations
Debt Instrument [Line Items]
Average interest rate		4.50%	5.50%	4.00%	5.30%
Senior Notes
Debt Instrument [Line Items]
Unamortized debt issuance expense		$ 11.1	$ 11.9
Senior Line of Credit
Debt Instrument [Line Items]
Unamortized debt issuance expense		$ 5.2	$ 2.1
Senior Credit Facility
Debt Instrument [Line Items]
Average interest rate		3.20%	1.70%
8.875% Senior Notes
Debt Instrument [Line Items]
Interest rate	8.875%	8.875%	8.875%	8.875%
Debt instrument maturity date	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
6.25% Senior Notes
Debt Instrument [Line Items]
Interest rate		6.25%	6.25%	6.25%		6.25%
Debt instrument maturity date		Aug. 01, 2022	Dec. 01, 2022	Dec. 01, 2022